Accounts Receivable (Details) - Schedule of Aging Analysis of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	$ 30,117,616	$ 14,563,153
Not past due [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	471,022	3,937,838
Up to 180 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	17,669,716	4,770,297
181 to 365 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	6,271,360	3,100,633
Over 366 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	$ 5,705,518	$ 2,754,385